LEASE OBLIGATION - Current and Non-Current Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	May 16, 2024	Nov. 03, 2023
Disclosure of lease liabilities [Line Items]
Current lease liabilities	$ 2,999	$ 2,877
Non-current lease liabilities	12,463	12,886
Total	$ 15,462	$ 15,763	$ 14,200	$ 2,700